Intangible assets, net - Estimated amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
2021	$ 16,963
2022	11,622
2023	11,449
2024	11,068
2025 onwards	5,329
Intangible assets, net	$ 56,431	$ 4,418